Income Taxes (Schedule of Deferred Tax Asset) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Net operating losses	$ 2,294,000	$ 831,800
Fair value of compensatory options and warrants	197,000
Deferred revenues	(98,000)
Deferred tax assets, gross	2,393,000	831,800
Valuation allowance	(2,393,000)	(831,800)
Deferred tax asset, net of allowance